STOCK PURCHASE WARRANTS (Tables)	9 Months Ended
Sep. 30, 2012
Stock Purchase Warrants Tables
Common stock warrant activity

The following is a summary of all common stock warrant activity through September 30, 2012:

	Number of Shares	Exercise Price	Weighted Average
	Under Warrants	Per Share	Exercise Price

Warrants issued and exercisable at December 31, 2010	638,217	$0.95- $2.00	$1.11
Warrants Granted	4,238,764	$0.83 - $1.33	$1.23
Warrants Expired	(41,250)	$2.00	$2.00

Warrants issued and exercisable at December 31, 2011	4,843,531	$0.95 - $2.00	$1.21
Warrants Granted	437,500	$0.50 -0.83	$0.62
Warrants Expired	(37,500)	$2.00	$2.00
Warrants issued and exercisable at September 30, 2012	5,243,531	$0.50 - $2.00	$1.16

Common stock warrants outstanding and exercisable

The following represents additional information related to common stock warrants outstanding and exercisable at September 30, 2012:

Exercise Price	Number of Shares Under Warrants	Weighted Average Remaining Contract Life in Years	Weighted Average Exercise Price
$0.50	277,500	1.55	$0.50
$0.83	1,021,028	2.29	$0.83
$0.95	86,250	0.44	$0.95
$1.00	426,417	6.60	$1.00
$1.33	3,432,336	2.75	$1.33
	5,243,531	2.99	$1.16